Contract liabilities	12 Months Ended
Jun. 30, 2024
Contract Liabilities
Contract liabilities

20. Contract liabilities

Contract liabilities consist of the following:

	Consolidated Group
	2024 A$	2023 A$
Deferred subscription revenue	144,823	149,865
Advances for website builds	2,817	2,346
	147,640	152,211

Current	147,640	151,475
Non-current	-	736